ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Balance Sheets

Condensed Financial Information of the Parent Company

BALANCE SHEET

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	43,409	64,415	8,825
Amount due from subsidiaries and VIEs of the Company	3,783,399	3,843,508	526,559
Prepayments and other current assets	9,436	112	15
Total current assets	3,836,244	3,908,035	535,399
Other non-current assets	-	84	12
Total non-current assets	-	84	12
Total assets	3,836,244	3,908,119	535,411
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	-	-	-
Amounts due to subsidiaries and VIEs of the Company	230,306	283,879	38,892
Total current liabilities	230,306	283,879	38,892
Non-current liabilities:
Convertible loan	1,944,834	2,168,619	297,100
Investment deficit of subsidiaries and VIEs	5,598,492	5,770,631	790,573
Total non-current liabilities	7,543,326	7,939,250	1,087,673
Total liabilities	7,773,632	8,223,129	1,126,565
Shareholders’ deficit:
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2023 and 2024; 42,812,245 shares issued as of December 31, 2023 and 2024; 38,726,637 shares outstanding as of December 31, 2023 and 2024)	26	26	4
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2023 and 2024; 32,937,193 shares issued and outstanding as of December 31, 2023 and 2024)	24	24	3
Additional paid-in capital	5,086,766	5,093,615	697,822
Treasury stock (US$0.0001 par value; 4,085,608 shares as of December 31, 2023 and 2024, respectively)	(142,229)	(142,229)	(19,485)
Accumulated other comprehensive loss	(157,502)	(212,367)	(29,094)
Accumulated deficit	(8,724,473)	(9,054,079)	(1,240,404)
Total shareholders’ deficit	(3,937,388)	(4,315,010)	(591,154)
Total liabilities and shareholders’ deficit	3,836,244	3,908,119	535,411

Statements of Comprehensive Loss

STATEMENTS OF COMPREHENSIVE LOSS

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(e))
Operating expenses:
General and administrative	(77,185)	(47,078)	(13,535)	(1,854)
Total operating expenses	(77,185)	(47,078)	(13,535)	(1,854)
Loss from operations	(77,185)	(47,078)	(13,535)	(1,854)
Investment gains	585	1,408	53	7
Interest expense	(468,358)	(185,794)	(201,158)	(27,559)
Foreign exchange related gains, net	(220)	(14)	143	20
Other expenses, net	(42)	(33)	(1,716)	(235)
(Loss)/gain from subsidiaries and VIEs	(369,547)	46,198	48,683	6,670
Loss before provision for income taxes	(914,767)	(185,313)	(167,530)	(22,951)
Net loss	(914,767)	(185,313)	(167,530)	(22,951)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(124,677)	(143,976)	(162,076)	(22,204)
Net loss attributable to ordinary shareholders	(1,039,444)	(329,289)	(329,606)	(45,155)
Net loss	(914,767)	(185,313)	(167,530)	(22,951)
Foreign currency translation adjustment, net of nil tax	(231,844)	(54,668)	(54,865)	(7,516)
Comprehensive loss	(1,146,611)	(239,981)	(222,395)	(30,467)

Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2022	2023	2024
Cash flows used in operating activities	(39,578)	(31,937)	(25,853)	(3,542)
Cash flows provided by investing activities	68,089	23,535	45,678	6,258
Effect of exchange rate changes on cash	2,845	822	1,181	162
Net increase/(decrease) in cash and cash equivalents	31,356	(7,580)	21,006	2,878
Cash and cash equivalents, beginning of year	19,633	50,989	43,409	5,947
Cash and cash equivalents, end of year	50,989	43,409	64,415	8,825